Loans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2018
Financing Receivable, Recorded Investment [Line Items]
Business Combination, Acquired Receivable, Fair Value	$ 272,753,000
Business Combination, Acquired Receivables, Gross Contractual Amount	277,919,000			$ 277,900,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables	272,753,000			272,753,000
Business Combination, Acquired Receivables, Estimated Uncollectible	0
Recorded Investment	1,319,000	$ 1,235,000	$ 3,798,000
Loans and Leases Receivable, Deferred Income	12,500,000	12,200,000
Net accretion of purchase accounting adjustments	(793,000)	0	0
Deposit Liabilities Reclassified as Loans Receivable	2,300,000	1,900,000
Troubled Debt Restructuring, Classification removed	2,400,000	500,000
Partial charge-offs on impaired loans	11,246,000	10,040,000
Allowance for loans individually evaluated for impairment	2,273,000	684,000
Recorded investment, related to loans	14,000,000	3,500,000
Loans 90 days past due and still accruing	2,302,000	1,845,000
financing receivable non accrual current	50,700,000	56,100,000
TDRs included in nonaccrual loan totals	24,600,000	38,500,000
Nonaccrual TDRs considered current	19,200,000	32,400,000
TDRs included in accruing loan totals	15,200,000	20,200,000
Loans and Leases Receivable, Impaired, Commitment to Lend	300,000	1,300,000
Specific reserves related to troubled debt restructuring	1,200,000	500,000
Additional specific reserves related to troubled debt restructuring	200,000	300,000	1,000,000
Modified substandard commercial loans, total recorded investment	368,000	106,000
Modified substandard consumer loans total recorded investment	20,900,000	8,900,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	500,000	1,800,000	9,400,000
Loans receivable
Financing Receivable, Recorded Investment [Line Items]
Net accretion of purchase accounting adjustments	4,400,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	1,115,000	1,256,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	35,900,000	42,100,000
New loan made to related party	1,400,000	1,600,000
Repayment of loans due from related party	11,500,000	11,400,000
Increase (Decrease) in Customer Advances	4,900,000	11,400,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	86,000	180,000	111,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	1,200,000	1,100,000	$ 3,700,000
Financing Receivable With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	8,800,000	7,900,000
Financing Receivable With Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	2,400,000	2,100,000
Loans receivable | Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	25,900,000	$ 31,100,000
Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment [Line Items]
Business Combination, Acquired Receivable, Fair Value	4,400,000			4,900,000
Business Combination, Acquired Receivables, Gross Contractual Amount	$ 4,600,000			$ 5,100,000